Derivative liability (10K) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number of warrants issued	40,560	124,711	153,767	51,110
Exercise price	$ 0.0264	$ 0.0286	$ 0.0284	$ 0.0289	$ 0.0269
Risk-free interest rate			1.78%	1.78%
Volatility			205.30%	205.30%
Fair value of the derivative liability			$ 18	$ 25
Bridge Financing Warrants [Member] | April Two Thousand Twelve Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Apr. 23, 2012
Reason for Issuance			Bridge financing warrants
Number of warrants issued			5,000
Exercise price			$ 0.050
Risk-free interest rate			1.78%
Volatility			205.30%
Fair value of the derivative liability			$ 50
Finders Fee Warrants [Member] | April Two Thousand Twelve Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Apr. 23, 2012
Reason for Issuance			Finder's fee warrants
Number of warrants issued			349
Exercise price			$ 0.050
Risk-free interest rate			1.78%
Volatility			205.30%
Fair value of the derivative liability			$ 0
Finders Fee Warrants [Member] | November 2012 Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Nov. 15, 2012
Reason for Issuance			Finder's fee warrants
Number of warrants issued			294
Exercise price			$ 0.050
Risk-free interest rate			1.58%
Volatility			202.20%
Fair value of the derivative liability			$ 0
Administrative Fee Warrants [Member] | November 2012 Note And Warrant Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Issue date			Nov. 15, 2012
Reason for Issuance			Administrative fee warrants
Number of warrants issued			3,000
Exercise price			$ 0.050
Risk-free interest rate			1.58%
Volatility			202.20%
Fair value of the derivative liability			$ 8